PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Land and Buildings	$ 37,421,326	$ 37,400,378
Finance Lease Right-of-Use Assets	9,124,138	26,074,429
Furniture and Fixtures	12,428,701	12,393,369
Leasehold Improvements	59,551,369	56,026,595
Equipment and Software	25,823,935	25,379,767
Construction in Progress	28,866,937	36,833,422
Total Property and Equipment	173,216,406	194,107,960
Less Accumulated Depreciation	(39,039,417)	(30,484,865)
Property and Equipment, Net	$ 134,176,989	163,623,095
Property And Equipment [Member]
Land and Buildings		37,400,378	$ 68,005,575
Finance Lease Right-of-Use Assets		26,194,566	17,081,955
Furniture and Fixtures		13,970,449	14,273,678
Leasehold Improvements		63,976,372	36,186,686
Equipment and Software		29,277,120	36,175,978
Construction in Progress		38,470,016	75,997,268
Total Property and Equipment		209,288,901	247,721,140
Less Accumulated Depreciation		(34,741,034)	(14,825,859)
Property and Equipment, Net		$ 174,547,867	$ 232,895,281